100 Huntington Avenue
Tower 2, Floor 3
Mail Stop CPH0326
Boston, MA 02116

May 18, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Prospectus dated May 1, 2016, as filed electronically via EDGAR with the Securities and Exchange Commission on May 2, 2016 (Accession #0001193125-16-572213).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel
State Street Bank and Trust Company